Transfers of financial assets and variable interest entities (Tables)	6 Months Ended
Jun. 30, 2013
Securitizations
Securitizations

in	6M13	6M12
Gains and cash flows (CHF million)
CMBS
Net gain [1]	1	23
Proceeds from transfer of assets	3,631	3,718
Cash received on interests that continue to be held	32	35
RMBS
Net gain/(loss) [1]	2	(2)
Proceeds from transfer of assets	14,257	8,483
Purchases of previously transferred financial assets or its underlying collateral	(8)	(11)
Servicing fees	2	1
Cash received on interests that continue to be held	275	246
Other asset-backed financings
Net gain [1]	7	71
Proceeds from transfer of assets	553	279
Purchases of previously transferred financial assets or its underlying collateral [2]	(65)	(161)
Cash received on interests that continue to be held	329	582
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement

end of	2Q13	4Q12
CHF million
CMBS
Principal amount outstanding	33,203	30,050
Total assets of SPE	48,661	45,407
RMBS
Principal amount outstanding	51,891	58,112
Total assets of SPE	53,731	60,469
Other asset-backed financings
Principal amount outstanding	28,467	32,805
Total assets of SPE	28,518	32,805
Principal amount outstanding relates to assets transferred from the Group and does not include principal amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer

	2Q13							4Q12
at time of transfer			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			158				1,963			761				2,219
of which level 2			141				1,922			654				2,090
of which level 3			17				41			107				129
Weighted-average life, in years			8.9				7.0			8.4				5.0
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	6.3	–	31.0			–	[2]	0.1	–	34.9
Cash flow discount rate (rate per annum), in % [3]	1.6	–	8.2		0.0	–	45.9	0.8	–	10.7		0.1	–	25.7
Expected credit losses (rate per annum), in %	0.0	–	7.5		0.0	–	45.8	0.5	–	9.0		0.0	–	25.1
Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100 % prepayment assumption assumes a prepayment rate of 0.2 % per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 % thereafter during the term of the mortgage loan, leveling off to a CPR of 6 % per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR .

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs

	2Q13											4Q12
			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			537				1,658			452				274				1,929			692
of which non-investment grade			96				127			428				90				342			686
Weighted-average life, in years			6.2				7.8			4.6				4.0				5.2			3.6
Prepayment speed assumption (rate per annum), in % [3]			–		2.1	–	33.8			–				–		0.1	–	27.6			–
Impact on fair value from 10% adverse change			–				(19.4)			–				–				(38.5)			–
Impact on fair value from 20% adverse change			–				(37.3)			–				–				(74.3)			–
Cash flow discount rate (rate per annum), in % [4]	1.2	–	36.2		1.4	–	33.4	0.8	–	19.6		1.1	–	50.2		0.2	–	42.8	0.7	–	51.7
Impact on fair value from 10% adverse change			(9.5)				(41.5)			(0.6)				(14.8)				(62.8)			(1.0)
Impact on fair value from 20% adverse change			(18.6)				(80.6)			(1.2)				(19.9)				(93.5)			(1.8)
Expected credit losses (rate per annum), in %	1.0	–	34.2		2.5	–	16.9	0.3	–	19.3		0.9	–	49.5		0.9	–	42.8	0.3	–	51.4
Impact on fair value from 10% adverse change			(4.5)				(23.8)			(0.5)				(14.4)				(55.9)			(0.8)
Impact on fair value from 20% adverse change			(8.8)				(46.5)			(1.0)				(19.2)				(80.3)			(1.6)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100 % prepayment assumption assumes a prepayment rate of 0.2 % per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 % thereafter during the term of the mortgage loan, leveling off to a CPR of 6 % per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR .

4 The rate was based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved

end of	2Q13	4Q12
CHF million
CMBS
Other assets	406	467
Liability to SPE, included in Other liabilities	(406)	(467)
Other asset-backed financings
Trading assets	617	1,171
Other assets	7	913
Liability to SPE, included in Other liabilities	(624)	(2,084)

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Group was the primary beneficiary

			Financial intermediation
end of	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2Q13 (CHF million)
Cash and due from banks	1,353	2	4	154	53	26	1,592
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	1,336	0	0	0	0	1,336
Trading assets	1,004	57	35	1,935	616	203	3,850
Investment securities	0	175	0	0	0	0	175
Other investments	0	0	0	0	1,607	589	2,196
Net loans	0	2,671	825	0	538	532	4,566
Premises and equipment	0	0	0	0	494	67	561
Other assets	8,541	1,495	3,027	4	510	1,833	15,410
of which loans held-for-sale	8,499	0	2,823	0	67	0	11,389
Total assets of consolidated VIEs	10,898	5,736	3,891	2,093	3,818	3,250	29,686
Customer deposits	0	0	0	0	0	167	167
Trading liabilities	14	0	0	0	7	85	106
Short-term borrowings	0	4,440	0	10	0	0	4,450
Long-term debt	10,884	14	3,733	282	97	440	15,450
Other liabilities	25	7	78	10	154	866	1,140
Total liabilities of consolidated VIEs	10,923	4,461	3,811	302	258	1,558	21,313
4Q12 (CHF million)
Cash and due from banks	1,534	27	0	125	44	20	1,750
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	117	0	0	0	0	117
Trading assets	1,064	196	14	1,861	565	997	4,697
Investment securities	0	23	0	0	0	0	23
Other investments	0	0	0	0	1,712	577	2,289
Net loans	0	4,360	859	0	405	429	6,053
Premises and equipment	0	0	0	0	509	72	581
Other assets	7,369	1,637	3,111	4	572	1,843	14,536
of which loans held-for-sale	7,324	0	3,110	0	71	0	10,505
Total assets of consolidated VIEs	9,967	6,360	3,984	1,990	3,807	3,938	30,046
Customer deposits	0	0	0	0	0	247	247
Trading liabilities	20	0	0	0	4	101	125
Short-term borrowings	0	5,776	0	3	0	3,803	9,582
Long-term debt	9,944	14	3,608	500	38	428	14,532
Other liabilities	45	6	97	7	168	905	1,228
Total liabilities of consolidated VIEs	10,009	5,796	3,705	510	210	5,484	25,714

Non-consolidated VIEs
Non-consolidated VIEs

		Financial intermediation
end of	CDO	Securi- tizations	Funds	Loans	Other	Total
2Q13 (CHF million)
Trading assets	95	5,326	1,095	763	634	7,913
Net loans	1	421	2,484	3,424	1,174	7,504
Other assets	0	0	25	0	4	29
Total variable interest assets	96	5,747	3,604	4,187	1,812	15,446
Maximum exposure to loss	105	17,807	3,811	6,699	1,914	30,336
Non-consolidated VIE assets	7,007	109,492	60,215	25,662	15,608	217,984
4Q12 (CHF million)
Trading assets	100	3,210	1,143	868	600	5,921
Net loans	8	111	2,148	3,572	1,668	7,507
Other assets	0	17	49	0	4	70
Total variable interest assets	108	3,338	3,340	4,440	2,272	13,498
Maximum exposure to loss	108	14,123	3,575	4,906	3,039	25,751
Non-consolidated VIE assets	5,163	103,990	52,268	22,304	15,491	199,216